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                                                                               .
                                                                               .

                                                                 (COLUMBIA LOGO)

                    PROSPECTUS SUPPLEMENT -- AUGUST 26, 2010

Fund (Prospectus effective date)                                                  Material Number
RiverSource Government Money Market Fund (3/1/10)                                   SL-9905-99 A



The Average Annual Total Returns table is superseded and replaced with the following:

  AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)


                                                                              CLASS R2   CLASS R5
                                                                                SINCE      SINCE
                                                                               INCEP-     INCEP-
                                                                                TION       TION
                                                                              (4/30/0-   (11/30/-
(FOR PERIODS ENDED DEC. 31, 2009)             1 YEAR     5 YEARS   10 YEARS      3)         01)

RiverSource Government Money Market Fund:

 Class A                                       +0.03%     +2.26%     +2.14%      N/A        N/A

 Class B                                       -4.99%     +1.07%     +1.42%      N/A        N/A

 Class C                                       -0.99%     +1.45%     +1.42%      N/A        N/A

 Class R2                                      +0.01%     +2.07%       N/A     +1.58%       N/A

 Class R5                                      +0.03%     +2.48%       N/A       N/A      +1.80%




SL-9905-3 A (8/10)

Valid until next update